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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21753
                                   ---------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  301 Oxford Valley Road, Suite 801B       Yardley, Pennsylvania      19067
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                                Gregory A. Church

Church Capital Management, LLC    301 Oxford Valley Road    Yardley, PA   19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                    ----------------------------

Date of fiscal year end:         November 30, 2008
                            ------------------------------

Date of reporting period:        November 30, 2008
                            ------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.


                         CHURCH CAPITAL INVESTMENT TRUST

                           Church Capital Value Trust



                                  ANNUAL REPORT

                                November 30, 2008



                               INVESTMENT ADVISER
                         Church Capital Management, LLC
                                   Yardley, PA

               [GRAPHIC OMITTED] CHURCH CAPITAL
                                INVESTMENT TRUST

Church Capital Investment Trust
Letter to Shareholders

January 12, 2009

To the Shareholders of the Church Capital Value Trust:

We are pleased to include this letter with the third Annual Report of the Church Capital Value Trust (the "Fund").

The fiscal year that ended November 30, 2008 saw tremendous declines in the equity markets. Slowing economic growth, disappointing corporate earnings, subprime mortgage concerns and the resulting collapse of the housing market and the Financials sector all contributed to creating a perfect storm for the almost unprecedented weakness in equities, particularly in the latter parts of the year. Through it all, our third year of operation witnessed the Fund outperforming its primary benchmark, the S&P 500 Index.

In last year's letter we talked about our belief that both the domestic and international economies would continue to soften. Obviously those predictions came to fruition. As we move into 2009, we expect continued struggles in the world's economies. However, we are hopeful that the new administration will be able to make some headway in fixing some of the problems that incited the market meltdown of 2008. As always, we will be doing our best to monitor the situation closely and to take full advantage of any and all opportunities as they present themselves.

We appreciate your continued support.

/s/ Gregory A. Church

Gregory A. Church
Chief Investment Officer
Church Capital Investment Trust

           Distributed by Bainbridge Securities Inc. o P.O. Box 46707
                     Cincinnati, Ohio 45246 o 877-742-8061

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
CHURCH CAPITAL VALUE TRUST

1)    How did the Fund perform during the fiscal year?

      The Fund had a total return of -36.52% for the year ended November 30, 2008.

2) What were the most significant market factors affecting the Fund's performance during the past year?

      Market factors included:

      1)    Subprime credit issues
      2)    Reduced corporate earnings expectations
      3)    Slowing economic growth
      4)    Negative equity markets

3) How did the Fund perform relative to its benchmark, and why did the Fund outperform/underperform the benchmark?

      The Fund employs a GARP (Growth at a Reasonable Price) strategy, and utilizing this strategy the Fund posted a total return of -36.52% for the fiscal year ended November 30, 2008. The Fund outperformed its primary benchmark, the S&P 500 Index (-38.09%). This outperformance to its primary benchmark was a result of the Fund's investments in the Food & Beverages, Electrical Utilities, Health Care and Pharmaceuticals and Biotechnology sectors.

4)    What strategies did you use to manage the Fund?

      Management utilizes a macro economic perspective to identify sectors or industries that are poised to outperform. In the context of a diversified portfolio of stocks, favored industries receive a greater weighting in the Fund's portfolio to enhance performance.

5) What were the primary strategic factors that guided your management of the Fund?

      Utilizing a "growth at reasonable price" or GARP methodology, management identifies quality companies that are selling at attractive prices relative to their growth rates. Stocks that possess strong fundamentals and that trade below intrinsic valuation levels or at the low end of peer group valuations are prime investment candidates.

THE VIEWS IN THIS REPORT WERE THOSE OF CHURCH CAPITAL MANAGEMENT LLC, AS OF NOVEMBER 30, 2008 AND MAY NOT REFLECT THE FIRM'S VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

                           CHURCH CAPITAL VALUE TRUST

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
               CHURCH CAPITAL VALUE TRUST VERSUS THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

           Church Capital Value Trust               S&P 500 Index
          ----------------------------       --------------------------
           1/19/2006        $ 10,000         1/19/2006      $  10,000
           2/28/2006          10,020         2/28/2006          9,990
           5/31/2006          10,030         5/31/2006          9,955
           8/31/2006          10,120         8/31/2006         10,269
          11/30/2006          10,860        11/30/2006         11,084
           2/28/2007          10,910         2/28/2007         11,187
           5/31/2007          11,885        5/31/2007          12,225
           8/31/2007          11,742         8/31/2007         11,824
          11/30/2007          11,661        11/30/2007         11,940
           2/29/2008          11,006         2/29/2008         10,784
           5/31/2008          11,648         5/31/2008         11,406
           8/31/2008          11,126         8/31/2008         10,506
          11/30/2008           7,403        11/30/2008          7,392

            Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS (a)
                      (FOR PERIODS ENDED NOVEMBER 30, 2008)

                                     1 YEAR        SINCE INCEPTION(b)
                                    --------       ------------------
      Church Capital Value Trust*    -36.52%             -9.97%
      S&P 500 Index                  -38.09%            -10.02%

* The Fund's ratio of total expenses to average net assets as of November 30, 2008 is 1.69%. The Fund's ratio of net expenses (after advisory fee reductions) to average net assets as of November 30, 2008 is 1.25% (Note
      4).
--------------------------------------------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)   Commencement of operations was January 19, 2006.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN ASSUMES REINVESTMENTS OF DIVIDENDS AND DISTRIBUTIONS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-742-8061. FEE REDUCTIONS HAVE POSITIVELY IMPACTED FUND PERFORMANCE.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly.

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
                  CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

                                     Church Capital            S&P 500
                                       Value Trust              Index
                                    -----------------      ---------------
Consumer Discretionary                    9.8%                   8.5%
Consumer Staples                         15.4%                  10.5%
Energy                                   15.9%                  14.3%
Financials                                7.8%                  15.9%
Health Care                              11.5%                  11.5%
Industrials                               4.2%                  11.8%
Information Technology                   16.2%                  16.6%
Materials                                10.5%                   3.7%
Telecommunication Services                0.0%                   3.5%
Utilities                                 9.6%                   3.7%

                             TOP 10 EQUITY HOLDINGS
--------------------------------------------------------------------------------

        SECURITY DESCRIPTION                            % OF NET ASSETS
        ---------------------------------------------------------------
        Procter & Gamble Co. (The)                            6.8%
        Progress Energy, Inc.                                 6.5%
        Cisco Systems, Inc.                                   5.9%
        Royal Dutch Shell PLC - Class A - ADR                 5.4%
        Archer-Daniels-Midland Co.                            5.4%
        Baxter International, Inc.                            5.2%
        EMC Corp.                                             5.2%
        Newmont Mining Corp.                                  5.0%
        Bank of America Corp.                                 4.2%
        Barrick Gold Corp.                                    4.2%

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008

COMMON STOCKS - 100.9%                                    SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.8%
     HOTELS, RESTAURANTS & LEISURE - 2.3%
         CBRL Group, Inc.                                 15,000   $   289,950
                                                                   -----------
     MEDIA - 3.7%
         Time Warner, Inc.                                50,000       452,500
                                                                   -----------
     MULTI-LINE RETAIL - 1.3%
         Macy's, Inc.                                     21,000       155,820
                                                                   -----------
     SPECIALTY RETAIL - 2.5%
         Lowe's Cos., Inc.                                15,000       309,900
                                                                   -----------
CONSUMER STAPLES - 15.4%
     BEVERAGES - 3.2%
         Diageo PLC - ADR                                  7,000       394,590
                                                                   -----------
     FOOD PRODUCTS - 5.4%
         Archer-Daniels-Midland Co.                       24,000       657,120
                                                                   -----------
     HOUSEHOLD PRODUCTS - 6.8%
         Procter & Gamble Co. (The)                       13,000       836,550
                                                                   -----------
ENERGY - 15.9%
     ENERGY EQUIPMENT & SERVICES - 3.5%
         Baker Hughes, Inc.                                2,000        69,660
         Nabors Industries Ltd. (a)                       11,000       159,500
         Weatherford International Ltd. (a)               15,000       191,550
                                                                   -----------
                                                                       420,710
                                                                   -----------
     OIL, GAS & CONSUMABLE FUELS - 12.4%
         Cimarex Energy Co.                               14,000       397,180
         Royal Dutch Shell PLC - Class A - ADR            12,500       668,125
         Tesoro Corp.                                     50,000       459,500
                                                                   -----------
                                                                     1,524,805
                                                                   -----------
FINANCIALS - 7.8%
     CAPITAL MARKETS - 3.0%
         Goldman Sachs Group, Inc. (The)                   2,400       189,576
         Morgan Stanley                                   12,000       177,000
                                                                   -----------
                                                                       366,576
                                                                   -----------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 100.9% (CONTINUED)                        SHARES       VALUE
-------------------------------------------------------------------------------
FINANCIALS - 7.8% (CONTINUED)
     DIVERSIFIED FINANCIAL SERVICES - 4.2%
         Bank of America Corp.                            32,000   $   520,000
                                                                   -----------
     INSURANCE - 0.6%
         Hartford Financial Services Group, Inc.           8,700        73,515
                                                                   -----------
HEALTH CARE - 11.5%
     BIOTECHNOLOGY - 3.0%
         Genzyme Corp. (a)                                 5,750       368,115
                                                                   -----------
     HEALTH CARE EQUIPMENT & SUPPLIES - 8.5%
         Baxter International, Inc.                       12,000       634,800
         Covidien Ltd.                                    11,000       405,350
                                                                   -----------
                                                                     1,040,150
                                                                   -----------
INDUSTRIALS - 4.2%
     INDUSTRIAL CONGLOMERATES - 4.2%
         General Electric Co.                             30,000       515,100
                                                                   -----------
INFORMATION TECHNOLOGY - 16.2%
     COMMUNICATIONS EQUIPMENT - 7.0%
         Cisco Systems, Inc. (a)                          44,000       727,760
         Corning, Inc.                                    15,000       135,150
                                                                   -----------
                                                                       862,910
                                                                   -----------
     COMPUTERS & PERIPHERALS - 5.2%
         EMC Corp. (a)                                    60,000       634,200
                                                                   -----------
     INTERNET SOFTWARE & SERVICES - 1.8%
         Google, Inc. - Class A (a)                          750       219,720
                                                                   -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
         Texas Instruments, Inc.                          17,500       272,475
                                                                   -----------
MATERIALS - 10.5%
     METALS & MINING - 10.5%
         Alcoa, Inc.                                      14,000       150,640
         Barrick Gold Corp.                               17,500       515,550
         Newmont Mining Corp.                             18,400       619,160
                                                                   -----------
                                                                     1,285,350
                                                                   -----------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 100.9% (CONTINUED)                        SHARES       VALUE
-------------------------------------------------------------------------------
UTILITIES - 9.6%
     ELECTRIC UTILITIES - 9.6%
         FPL Group, Inc.                                   8,000   $   390,080
         Progress Energy, Inc.                            20,000       793,800
                                                                   -----------
                                                                     1,183,880
                                                                   -----------

TOTAL COMMON STOCKS (Cost $19,702,976)                             $12,383,936
                                                                   -----------

TOTAL INVESTMENTS AT VALUE - 100.9% (Cost $19,702,976)             $12,383,936

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)                        (104,574)
                                                                   -----------

TOTAL NET ASSETS - 100.0%                                          $12,279,362
                                                                   ===========

------------------------------
(a)   Non-income producing security.
ADR   - American Depositary Receipt

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008
================================================================================

ASSETS
Investments in securities:
      At cost                                                      $ 19,702,976
                                                                   ============
      At value (Note 2)                                            $ 12,383,936
Dividends receivable                                                     30,659
Receivable for investment securities sold                               112,385
Receivable for capital shares sold                                          200
Receivable from Adviser (Note 4)                                          1,766
Other assets                                                              4,393
                                                                   ------------
      TOTAL ASSETS                                                   12,533,339
                                                                   ------------

LIABILITIES
Bank overdraft                                                          232,826
Payable for capital shares redeemed                                       9,766
Payable to administrator (Note 4)                                         6,110
Other accrued expenses                                                    5,275
                                                                   ------------
      TOTAL LIABILITIES                                                 253,977
                                                                   ------------

NET ASSETS                                                         $ 12,279,362
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 20,031,307
Undistributed net investment income                                     171,351
Accumulated net realized losses from security transactions             (604,256)
Net unrealized depreciation on investments                           (7,319,040)
                                                                   ------------
NET ASSETS                                                         $ 12,279,362
                                                                   ============

Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                      1,805,286
                                                                   ============

Net asset value, redemption price and
      offering price per share (Note 2)                            $       6.80
                                                                   ============

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2008
================================================================================

INVESTMENT INCOME
      Dividend income                                              $    540,865
      Foreign withholding taxes on dividends                             (7,507)
                                                                   ------------
          TOTAL INVESTMENT INCOME                                       533,358
                                                                   ------------
EXPENSES
      Investment advisory fees (Note 4)                                 275,350
      Professional fees                                                  35,217
      Fund accounting fees (Note 4)                                      32,759
      Administration fees (Note 4)                                       29,338
      Transfer agent fees (Note 4)                                       18,000
      Trustees' fees and expenses (Note 4)                               17,025
      Custody and bank service fees                                      16,457
      Postage and supplies                                                9,942
      Insurance expense                                                   7,974
      Compliance service fees (Note 4)                                    6,750
      Registration fees                                                   4,856
      Shareholder report printing fees                                    2,714
      Other expenses                                                      8,337
                                                                   ------------
          TOTAL EXPENSES                                                464,719
      Fees reduced by the Adviser (Note 4)                             (120,531)
                                                                   ------------
          NET EXPENSES                                                  344,188
                                                                   ------------

NET INVESTMENT INCOME                                                   189,170
                                                                   ------------
REALIZED AND UNREALIZED LOSSES
      ON INVESTMENTS
      Net realized losses from security transactions                   (563,793)
      Net change in unrealized
          appreciation/depreciation on investments                   (9,021,637)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSSES
      ON INVESTMENTS                                                 (9,585,430)
                                                                   ------------
NET DECREASE IN NET ASSETS
      FROM OPERATIONS                                              $ (9,396,260)
                                                                   ============

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                          YEAR ENDED      YEAR ENDED
                                                                         NOVEMBER 30,    NOVEMBER 30,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income                                               $    189,170    $    204,199
     Net realized gains (losses) from security transactions                  (563,793)      2,167,650
     Net change in unrealized appreciation/depreciation on investments     (9,021,637)        (91,263)
                                                                         ------------    ------------
Net increase (decrease) in net assets from operations                      (9,396,260)      2,280,586
                                                                         ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                              (214,080)       (222,886)
     From net realized gains from security transactions                    (2,202,681)       (235,745)
                                                                         ------------    ------------
Decrease in net assets from distributions to shareholders                  (2,416,761)       (458,631)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                                              2,352,023      10,360,826
     Net asset value of shares issued in reinvestment of
        distributions to shareholders                                       1,357,767         278,002
     Payments for shares redeeemed                                        (15,916,509)     (8,141,101)
                                                                         ------------    ------------
Net increase (decrease) in net assets from capital share transactions     (12,206,719)      2,497,727
                                                                         ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (24,019,740)      4,319,682

NET ASSETS
     Beginning of year                                                     36,299,102      31,979,420
                                                                         ------------    ------------
     End of year                                                         $ 12,279,362    $ 36,299,102
                                                                         ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME                                      $    171,351    $    196,326
                                                                         ============    ============
CAPITAL SHARE ACTIVITY
     Shares sold                                                              232,992         915,678
     Shares reinvested                                                        127,610          25,812
     Shares redeemed                                                       (1,714,820)       (727,223)
                                                                         ------------    ------------
     Net increase (decrease) in shares outstanding                         (1,354,218)        214,267
     Shares outstanding, beginning of year                                  3,159,504       2,945,237
                                                                         ------------    ------------
     Shares outstanding, end of year                                        1,805,286       3,159,504
                                                                         ============    ============

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
FINANCIAL HIGHLIGHTS
================================================================================================================
                                                                     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                                    NOVEMBER 30,   NOVEMBER 30,  NOVEMBER 30,
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:          2008           2007        2006 (a)
----------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of period                         $    11.49     $    10.86     $    10.00
                                                                    ----------     ----------     ----------
     Income (loss) from investment operations:
        Net investment income                                             0.10           0.07           0.07
        Net realized and unrealized gains (losses) on investments        (4.02)          0.72           0.79
                                                                    ----------     ----------     ----------
     Total from investment operations                                    (3.92)          0.79           0.86
                                                                    ----------     ----------     ----------
     Less distributions:
        From net investment income                                       (0.07)         (0.08)            --
        From net realized gains on investments                           (0.70)         (0.08)            --
                                                                    ----------     ----------     ----------
     Total distributions                                                 (0.77)         (0.16)            --
                                                                    ----------     ----------     ----------

     Net asset value at end of period                               $     6.80     $    11.49     $    10.86
                                                                    ==========     ==========     ==========

     Total return (b)                                                  -36.52%          7.38%          8.60%(c)
                                                                    ==========     ==========     ==========

RATIOS AND SUPPLEMENTAL DATA:
     Net assets at end of period (000's)                            $   12,279     $   36,299     $   31,979
                                                                    ==========     ==========     ==========

     Ratio of total expenses to average net assets                       1.69%          1.55%          1.75%(e)

     Ratio of net expenses to average net assets (d)                     1.25%          1.25%          1.25%(e)

     Ratio of net investment income to average net assets (d)            0.69%          0.59%          1.04%(e)

     Portfolio turnover rate                                               59%            90%           127%(c)
----------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividend or capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee reductions (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2008
================================================================================

1.    ORGANIZATION

Church Capital Value Trust (the "Fund") is a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. The Fund commenced operations on January 19, 2006.

The investment objective of the Fund is capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Short-term investments (those with maturities of 60 days or less) are valued at amortized cost, which the Board of Trustees has determined best represents a fair value.

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, all of the inputs used to value the Fund's investments were Level 1.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least annually to shareholders of the Fund. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. These "book/tax" differences are either temporary or permanent in nature and are primarily due to differing book/tax treatment of short-term capital gains. The tax character of distributions paid by the Fund during the years ended November 30, 2008 and November 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                           LONG-TERM
    YEAR ENDED        ORDINARY INCOME     CAPITAL GAINS    TOTAL DISTRIBUTIONS
--------------------------------------------------------------------------------
November 30, 2008      $  1,651,386        $   765,375         $  2,416,761
November 30, 2007      $    458,631        $        --         $    458,631
--------------------------------------------------------------------------------

On December 31, 2008, a distribution of $0.12 per share was declared for the Fund. The dividend was paid on December 31, 2008, to shareholders of record on December 30, 2008.

REPURCHASE   AGREEMENTS  -  The  Fund  may  enter  into  repurchase   agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. It is the Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of November 30, 2008:

      --------------------------------------------------------------------
                                                            CHURCH CAPITAL
                                                             VALUE TRUST
      --------------------------------------------------------------------
      Tax cost of portfolio investments                      $ 20,035,200
                                                             ============
      Gross unrealized appreciation                          $    215,011
      Gross unrealized depreciation                            (7,866,275)
                                                             ------------
      Net unrealized depreciation                              (7,651,264)
      Undistributed ordinary income                               171,351
      Capital loss carryforward                                  (272,032)
                                                             ------------
      Accumulated deficit                                    $ (7,751,945)
                                                             ============
      --------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of November 30, 2008, the Fund had $272,032 of capital loss carryforwards for federal income tax purposes, which expire November 30, 2016. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

For the year ended November 30, 2008, the Fund reclassified $65 of distributions in excess of net realized gains against undistributed net investment income on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be booked as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (November 30, 2006 through November 30, 2008) and has concluded that no provision for income tax is required in these financial statements.

3.    INVESTMENT TRANSACTIONS

During the year ended November 30, 2008, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, amounted to $15,234,803 and $27,224,586, respectively.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment adviser to the Fund. For these services, the Fund pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or to reimburse expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This contractual limitation is in place through March 31, 2010. The Adviser's agreement to cap the Fund's ordinary operating expenses does not include indirect expenses, such as fees and expenses of underlying investment companies in which the Fund may invest. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the year ended November 30, 2008, the Adviser reduced its investment advisory fees by $120,531. Due to a change in control of the Adviser during the year, all fee reductions by the Adviser prior to April 4, 2008 are no longer recoverable by the Adviser. Therefore, as of November 30, 2008, the amount of fee reductions available for reimbursement to the Adviser is $88,103. The Adviser may recapture such fee reductions no later than November 30, 2011.

The Chief Compliance Officer (the "CCO") of the Trust is an officer of the Adviser. The Adviser currently receives no compensation from the Fund for providing CCO services to the Trust. Prior to September 1, 2008, the Fund paid the Adviser a monthly fee of $750 for providing CCO services.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of the Fund's average daily net assets. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to the Fund is $1,000 per month if the Fund has 25 shareholder accounts or less, $1,250 per month if the Fund has between 26 and 100 shareholder accounts, and $1,500 per month if the Fund has more than 100 shareholder accounts. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Bainbridge Securities, Inc. (the "Distributor") serves as principal underwriter to the Fund. The Distributor is an affiliate of the Adviser. The Distributor receives no compensation from the Fund for acting as principal underwriter, but the Distributor executes brokerage transactions for the Fund as described under "PORTFOLIO TRANSACTIONS" below.

TRUSTEES AND OFFICERS
Certain officers of the Trust are directors and officers of the Adviser or the Distributor, or of Ultimus. Each Independent Trustee receives from the Trust an annual retainer of $4,000, payable quarterly, and a fee of $500 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings.

PORTFOLIO TRANSACTIONS
A majority of the Fund's portfolio transactions were executed through the Distributor. During the year ended November 30, 2008, brokerage commissions of $46,970 were paid by the Fund to the Distributor with respect to transactions totaling $39,216,545.

5.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.    SUBSEQUENT EVENT

At a meeting held on January 26, 2009, the Board of Trustees of the Trust approved the mandatory redemption of all shares of the Fund. It is anticipated that all outstanding shares of the Fund will be redeemed and that the Fund will discontinue operations on or about March 25, 2009. The Adviser will continue to waive fees and reimburse expenses of the Fund, as necessary, in order to maintain fees and expenses at their current level.

[LOGO OMITTED]  BRIGGS,
                BUNTING &
                DOUGHERTY, LLP

                CERTIFIED
                PUBLIC
                ACCOUNTANTS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CHURCH CAPITAL INVESTMENT TRUST

We have audited the accompanying statements of assets and liabilities of Church Capital Value Trust, a series of shares of beneficial interest of Church Capital Investment Trust, including the schedule of investments, as of November 30, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period January 19, 2006 (commencement of operations), through November 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Church Capital Value as of November 30, 2008, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and their financial highlights for each of the two years then ended and the period January 19, 2006 through November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP
                                                BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
JANUARY 26, 2009

CHURCH CAPITAL VALUE TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment returns of the Fund.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The expense examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2008 through November 30, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This line provides information about actual expenses and actual account values. The "Ending Account Value" shown on the first line is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This line is intended to help you compare the Fund's costs with those of other mutual funds, based on the Fund's respective actual expense ratio and an assumed annual rate of return of 5% before expenses during the period shown. In this case, because the return used is not the actual return of the Fund, you should not use the hypothetical account value or expenses to estimate your actual ending account balance or expenses you paid for the period. The example is useful in making comparisons among various mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a hypothetical 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load." Therefore, the information provided for the hypothetical 5% return is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CHURCH CAPITAL VALUE TRUST
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

------------------------------------------------------------------------------------------
                                      Beginning            Ending
                                    Account Value       Account Value       Expenses Paid
                                     June 1, 2008     November 30, 2008     During Period*
------------------------------------------------------------------------------------------
Based on Actual Fund Return            $1,000.00          $  635.50           $    5.12
Based on Hypothetical 5% Return
      (before expenses)                $1,000.00          $1,018.85           $    6.33
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25% (after fee reductions) for the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-877-742-8061, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended November 30, 2008. On December 31, 2007, the Fund declared and paid ordinary income distributions of $1,651,386 and a long-term capital gain distribution of $765,375. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, these distributions may be subject to a maximum tax rate of 15%. Early in 2008, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distributions, if any, paid during the 2007 calendar year.

CHURCH CAPITAL VALUE TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers are elected annually.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act (the "Independent Trustees"). The Independent Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                                                              PRINCIPAL OCCUPATION(S) DURING PAST    FUND COMPLEX
                                          LENGTH OF TIME      POSITION(S)     5 YEARS AND DIRECTORSHIPS OF PUBLIC     OVERSEEN BY
NAME, ADDRESS AND AGE                         SERVED        HELD WITH TRUST               COMPANIES                     TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Gerald L. Printz                              Since           Chairman &      From November 1993 through present,          1
301 Oxford Valley Road, Suite 801B         December 2005      Trustee         President of Amsador, Ltd.
Yardley, Pennsylvania 19067                                                   (information management consulting
Year of Birth: 1956                                                           firm).  From April 2002 through
                                                                              present, Chief Executive Officer of
                                                                              20/20 Innovations, LLC (provides
                                                                              crisis management planning and
                                                                              prevention services).  From March
                                                                              of 1996 to 2005, Trustee of the
                                                                              Matterhorn Growth Fund (an open end
                                                                              mutual fund).

Mark LoManto, CPA                             Since           Trustee         Principal and Co-owner of ML Weekes          1
301 Oxford Valley Road, Suite 801B         October 2007                       & Company, PC (CPA firm).
Yardley, Pennsylvania 19067
Year of Birth: 1957

Portia Sue Perrotty                           Since           Trustee         From 2006 to present, a Director of          1
301 Oxford Valley Road, Suite 801B         December 2005                      Knowledge Flow, Inc. (software
Yardley, Pennsylvania 19067                                                   company).  From January 2003 to
Year of Birth: 1953                                                           July 2008, Chief of Staff for the
                                                                              First Lady of Pennsylvania.

Brian D. Wassell, CPA                         Since           Trustee         Partner of Trout, Ebersole & Groff           1
301 Oxford Valley Road, Suite 801B         December 2005                      LLP (CPA firm).
Yardley, Pennsylvania 19067
Year of Birth: 1969

CHURCH CAPITAL VALUE TRUST
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                              POSITION(S)     PRINCIPAL OCCUPATION(S) DURING PAST
                                          LENGTH OF TIME       HELD WITH      5 YEARS AND DIRECTORSHIPS OF PUBLIC
NAME, ADDRESS AND AGE                         SERVED             TRUST                     COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
Gregory A. Church                             Since           President       Founder and Chairman of Church
301 Oxford Valley Road, Suite 801B        December 2005                       Capital Management, LLC.
Yardley, Pennsylvania 19067
Year of Birth:  1956

Robert G. Dorsey                              Since         Vice President    Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450             December 2005                       Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC.
Year of Birth: 1957

Mark J. Seger                                 Since           Treasurer       Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450             December 2005                       Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC.
Year of Birth: 1962

John F. Splain                                Since           Secretary       Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450             December 2005                       Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                        Distributors, LLC.
Year of Birth: 1956

Jerome H. Walther                             Since        Chief Compliance   Executive Vice President and Chief
301 Oxford Valley Road, Suite 801B        September 2008        Officer       Compliance Officer of Church
Yardley, Pennsylvania 19067                                                   Capital Management, LLC
Year of Birth: 1963

Additional information about members of the Board of Trustees and executive officers is available in the Fund's Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call 1-877-742-8061.

CHURCH CAPITAL VALUE TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
AUGUST 28, 2008 (UNAUDITED)
================================================================================

On August 28, 2008, a Special Meeting of Shareholders of the Fund was held to consider the approval of a new Advisory Agreement between the Trust, on behalf of the Fund, and the Adviser. The number of shares of the Fund present and voting at the Special Meeting, either in person or by proxy, represented 71.29% of the total shares entitled to vote at the meeting. The proposal was approved by the shareholders of the Fund.

The results of the voting for or against the proposal to approve the new Advisory Agreement were as follows:

                                Number of Shares
                 -----------------------------------------------
                       For            Against        Abstain
                 -----------------------------------------------
                    1,883,390          2,372            0
                 -----------------------------------------------

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ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Brian D. Wassell. Mr. Wassell is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 and $23,000 with respect to the registrant's fiscal years ended November 30, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 and $3,000 with respect to the registrant's fiscal years ended November 30, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) With respect to the fiscal years ended November 30, 2008 and 2007, aggregate non-audit fees of $3,000 and $3,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed during either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Church Capital Investment Trust

By (Signature and Title)*           /s/ Gregory A. Church
                              --------------------------------------------------
                                    Gregory A. Church, President

Date          February 3, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Gregory A. Church
                              --------------------------------------------------
                                    Gregory A. Church, President

Date          February 3, 2009
         ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          February 3, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.